INCOME TAXES - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision for income taxes
Income (loss) before income taxes and equity in earnings (losses) of affiliates	$ (140,739)	$ (82,302)	$ 408,525
Current tax expense (benefit)	80,905	88,791	75,050
Deferred tax expense (benefit)	(66,756)	(105,367)	(15,549)
Total income tax expense (benefit)	14,149	(16,576)	59,501
Canada
Provision for income taxes
Income (loss) before income taxes and equity in earnings (losses) of affiliates	(15,399)	(38,474)	(61,704)
Current tax expense (benefit)	3,204	972	1,944
Deferred tax expense (benefit)	(967)	(8,799)	2,048
Total income tax expense (benefit)	2,237	(7,827)	3,992
United States
Provision for income taxes
Income (loss) before income taxes and equity in earnings (losses) of affiliates	131,620	(151,101)	(49,536)
Current tax expense (benefit)	9,722	(16,750)	12,570
Deferred tax expense (benefit)	(1,219)	(31,637)	(4,176)
Total income tax expense (benefit)	8,503	(48,387)	8,394
Foreign
Provision for income taxes
Income (loss) before income taxes and equity in earnings (losses) of affiliates	(256,960)	107,273	519,765
Current tax expense (benefit)	67,979	104,569	60,536
Deferred tax expense (benefit)	(64,570)	(64,931)	(117,990)
Total income tax expense (benefit)	$ 3,409	$ 39,638	$ 47,115